2. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Basis Of Presentation
BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s presentation currency is U.S dollars.

These financial statements were approved by the board of directors for issue on March 8, 2018.